Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories
Details of inventories

	As at 31 December
	2020	2019

Fuel (coal and oil) for power generation	5,327,750	7,304,783
Material and supplies	1,473,355	1,765,827

	6,801,105	9,070,610
Less: provision for inventory obsolescence	198,646	187,427

Total	6,602,459	8,883,183

Movements of provision for inventory obsolescence during the years

	2020	2019

Beginning of the year	(187,427)	(430,707)
Provision	(43,993)	(23,507)
Reversal	917	1,054
Write off	25,378	272,659
Currency translation differences	6,479	(6,926)

End of the year	(198,646)	(187,427)

Schedule of detailed information related to losses on scrapped materials and supplies

For the year ended
31 December 2020

Huaneng Power International, Inc. Shang’an Power Plant (“Shang’an Power Plant”) (i)	46,598
Huaneng Power International, Inc. Shanghai Shidongkou II Power Plant (“Shidongkou II”) (ii)	29,494
Other 22 items	91,357

Total	167,449